Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Components of Inventory	As at December 31 December 31 millions of dollars 2024 2023 Materials $ 453 $ 408 Fuel 328 382 Total $ 781 $ 790